Property and Equipment (Details) - Schedule of property and equipment - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	¥ (34,248,905)	¥ (34,381,272)
Total	3,041,946	4,716,148
Office and other equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	18,059,177	19,288,892
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	17,179,429	17,858,447
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 2,052,245	¥ 1,950,081